Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices.
As noted above, the C&HC Committee grants equity-based awards to our executive officers in the form of PHSUs, PVSUs and NQSOs. All grants are made subject to M&T’s Administrative Policy for Equity Award Grants (the “Grant Policy”). Under the Grant Policy, annual on-cycle
equity awards are granted at the same time each year as part of our annual pay-for-performance
cycle in the first quarter of the year.
Off-cycle
equity awards are granted at
month-end,
as required by the Grant Policy. Under the Grant Policy, the C&HC Committee avoids granting equity awards during periods in which there is undisclosed material non-public
information about M&T or during blackout periods as defined in M&T’s Insider Trading Policy. The C&HC Committee also does not grant equity awards in anticipation of the release of material, nonpublic information, and M&T does not time the release of material, nonpublic information based on equity award grant dates, vesting events or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading
day, the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant. The exercise price for options is not less than 100% of the fair market value on the date of grant. During 2025, no equity awards were granted to our NEOs during the four business days prior to, or the one business day following, the filing of M&T’s periodic reports or the filing or furnishing of a Current Report on Form
8-K
that disclosed material
non-public
information.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The C&HC Committee also does not grant equity awards in anticipation of the release of material, nonpublic information, and M&T does not time the release of material, nonpublic information based on equity award grant dates, vesting events or sale events.
MNPI Disclosure Timed for Compensation Value	false